FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Schedule of asset retirement obligation liabilities measured at fair value on a non-recurring basis

March 31, 2025	Level 1	Level 2	Level 3	Total
Asset:
Equity facility derivative asset	$—	$—	$1,596	$1,596

Liability:
ARO liabilities	$—	$—	$2,252,996	$2,252,996
Embedded derivative liability	$—	$—	$381,216	$381,216

December 31, 2024	Level 1	Level 2	Level 3	Total
Asset:
Equity facility derivative asset	$—	$—	$16,999	$16,999

Liabilities:
ARO liabilities	$—	$—	$2,198,064	$2,198,064
Embedded derivative liability	$—	$—	$309,181	$309,181

December 31, 2024	Level 1	Level 2	Level 3	Total
Asset:
Equity facility derivative asset	$—	$—	$16,999	$16,999

Liabilities:
ARO liabilities	$—	$—	$2,198,064	$2,198,064
Assignment of interest in certain properties	$—	$—	$166,449	$166,449
Embedded derivative liability	$—	$—	$309,181	$309,181

Expenses:
Stock-based compensation	$—	$—	$6,893,650	$6,893,650

December 31, 2023
Liability:
ARO liabilities	$—	$—	$1,654,968	$1,654,968

Expense:
Stock-based compensation	$—	$—	$2,499,000	$2,499,000

Schedule of level 3 fair value measurements for the embedded derivatives

	Equity Facility	Embedded	Embedded	Equity Facility	Embedded
	Derivative Asset	Derivative Liability	Derivative Liability	Derivative Asset	Derivative Liability
	March 31, 2025	March 31, 2025	January 15, 2025 (Initial Measurement)	December 6, 2024 (Initial Measurement)	December 6, 2024 (Initial Measurement)
Conversion price	$—	$10.00	$10.00	$—	$10.00
Share price	$1.14	$1.14	$3.00	$9.88	$9.88
Volatility	36.0%	32.0%	32.0%	29.0%	28.0%
Probability of default	—	38.72%	41.0%	—	41.0%
Risk-free rate	4.23%	3.95%	4.12%	4.23%	4.08%
Dividend yield	—	—	—	—	—

	Equity Facility	Embedded
	Derivative Asset	Derivative Liability
	December 6, 2024	December 6, 2024
Conversion price	$—	$10.00
Share price	$9.88	$9.88
Volatility	29.0%	28.0%
Probability of default	—	41.0%
Risk-free rate	4.23%	4.08%
Dividend yield	—	—

Schedule of changes in the fair value of Level 3 embedded derivative liabilities and equity facility derivative asset

	Embedded	Equity
	Derivative	Facility
	Liabilities	Derivative Asset
Fair value as of January 1, 2025	$309,181	$16,999
Initial fair value as of January 15, 2025	263,012	—
Change in valuation inputs or other assumptions	(190,977)	(15,403)
Fair value as of March 31, 2025	$381,216	$1,596